Intangible assets (Tables)	3 Months Ended
Nov. 30, 2022
Schedule of detailed information about intangible assets

A continuity of the Company’s intangibles is as follows:

Cost	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2021	9,430,265	1,073,045	8,330,683	2,137,449	3,624,300	24,595,742
Foreign exchange	-	(11,723)	(219,879)	(63,862)	(11,917)	(307,381)
November 30, 2021	9,430,265	1,061,322	8,110,804	2,073,587	3,612,383	24,288,361

August 31, 2022	4,400,790	496,228	2,749,023	261,741	2,791,888	10,699,670
Foreign exchange	-	-	(10,950)	(1,733)	-	(12,683)
November 30, 2022	4,400,790	496,228	2,738,073	260,008	2,791,888	10,686,987

Accumulated amortization	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2021	2,514,737	966,444	6,340,302	1,375,647	916,368	12,113,498
Amortization	471,513	28,000	212,167	101,666	135,615	948,961
Foreign exchange	-	(11,723)	(219,879)	(46,975)	(24,112)	(302,689)
November 30, 2021	2,986,250	982,721	6,332,590	1,430,338	1,027,871	12,759,770

August 31, 2022	4,400,790	496,228	2,193,913	232,209	709,167	8,032,307
Amortization	-	-	212,169	5,250	75,250	292,669
Foreign exchange	-	-	(10,950)	(1,734)	-	(12,684)
November 30, 2022	4,400,790	496,228	2,395,132	235,725	784,417	8,312,292

Net book value	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2022	-	-	555,110	29,532	2,082,721	2,667,363
November 30, 2022	-	-	342,941	24,283	2,007,471	2,374,695